THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
Prudential Variable Appreciable Account

PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Appreciable Account

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated January 15, 2016,
to
Prospectuses dated May 1, 2015,
 for
 Variable Appreciable Life® Insurance Contracts

This Supplement should be read and retained with the current Prospectus for your Variable Life Insurance Contract. This Supplement is intended to update certain information in the Prospectus for your Variable Life Insurance Contract. If you would like another copy of the current Prospectus, please contact us at (800) 778-2255.

New Subadvisory Arrangement: PSF Natural Resources Portfolio

On or about February 8, 2016, Allianz Global Investors U.S., LLC will replace Jennison Associates, LLC as subadviser to the PSF Natural Resources Portfolio.  At that time the PSF Natural Resources row in the Affiliated Funds table will be deleted and replaced with the following:

PSF Natural Resources Portfolio – Class I	Seeks long-term growth of capital.	Allianz Global Investors U.S. LLC

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

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